MERCANTILE ALTERNATIVE STRATEGIES FUND FOR

TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC

Two Hopkins Plaza

Baltimore, MD 21201

August 1, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mercantile Alternative Strategies Fund for

Tax-Exempt/Deferred Investors (TEDI) LLC

(File Nos. 333-128726 and 811-21817)

Ladies and Gentleman:

Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred Investors (TEDI) LLC (the “Registrant”) hereby certifies that the form of prospectus for the Registrant that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 which was filed electronically with the Securities and Exchange Commission on July 27, 2007. The Registrant does not use a Statement of Additional Information.

Very truly yours,

Mercantile Alternative Strategies Fund for
Tax-Exempt/Deferred Investors (TEDI) LLC

By:	/s/ Kevin A. McCreadie
	Name:	Kevin A. McCreadie
	Title:	President